Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

22. Related Party Transactions

Details of advertising service revenue from related parties for the years ended December 31, 2010, 2011 and 2012 for the Group is as follows:

		For the years ended December 31,
Name of related parties	Director interested	2010	2011	2012
Fangcaoji Cosmetics	Jason Nanchun Jiang	—	—	22,488
TCL Corporation	Ying Wu	—	—	15,735
Shanghai the Dream Network Technology	Jason Nanchun Jiang	—	—	578,769
R.Y.B. Education Institution	Fumin Zhuo	—	—	1,961
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	—	60,332
Sina.com	Charles Cao	1,034,741	1,466,979	3,545
Sohu.com	Daqing Qi	738,947	—	156,580
China Vanke Co., Ltd.	Daqing Qi	465,998	909,109	1,841,634
Home-Inn	Neil Nanpeng Shen	—	—	215
Ctrip.com	Neil Nanpeng Shen	79,601	—	474,414
51.com	Neil Nanpeng Shen	22,993	—	—
Qihoo.com	Neil Nanpeng Shen	17,461	—	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	385,720	13,911	—
StormNet Information Technology	David Zhang	2,569	—	—
Tea Care Group Ltd.	Fumin Zhuo	697,071	5,461	55,863
Fosun International Limited	Major Shareholder	—	4,613,446	1,259,265
Joyyoung, Inc.	Ying Wu	—	13,313	—
Shen Yin Wan Guo Securities Co., Ltd.	Fumin Zhuo	—	5,661	—
Redbaby.com	Jason Nanchun Jiang	—	4,465,478	—
Tuan800.com	Jason Nanchun Jiang	—	468,410	—
Juewei Foods, Inc.	Jason Nanchun Jiang	—	544,106	242,589
Bona Film Group Ltd.	Daqing Qi	—	2,089,420	474,535

Total		$3,445,101	$14,595,294	$5,187,925

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2010, 2011 and 2012 were as follows:

		For the years ended December 31,
Name of related parties	Director interested	2010	2011	2012
Sina.com	Charles Cao	$11,655,724	$—	$—
Sohu.com	Daqing Qi	8,047,723	—	—
Bona Film Group Ltd.	Daqing Qi	359,287	2,996,195	873,437
Ctrip.com	Neil Nanpeng Shen	130,251	—	—
51.com	Neil Nanpeng Shen	7,968	—	—
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	—	76,577
StormNet Information Technology	David Zhang	27,266	—	—

Total		$20,228,219	$2,996,195	$950,014

Details of amounts due from related parties representing advertising services provided or advances paid for advertising space leased as of December 31, 2011 and 2012 are as follows:

		December 31
Name of related parties	Director interested	2011	2012
TCL Corporation	Ying Wu	—	54,885
Shanghai the Dream Network Technology	Jason Nanchun Jiang	—	429,932
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	26,155
Ctrip.com	Neil Nanpeng Shen	—	181,339
Bona Film Group Ltd.	Daqing Qi	305,928	126,998
Tea Care Group Ltd.	Fumin Zhuo	61,803	—
China Vanke Co., Ltd.	Daqing Qi	160,013	139,662
Redbaby.com	Jason Nanchun Jiang	1,021,150	—
Juewei Foods, Inc.	Jason Nanchun Jiang	108,985	74,163
Fosun International Limited	Major Shareholder	166,557	42,102

Total		$1,824,436	$1,075,236

Details of amounts due to related parties representing trade payables for advertising services purchased or advances received for advertising services sold as of December 31, 2011 and 2012 are as follows:

		December 31,
Name of related parties	Director interested	2011	2012
TCL Corporation	Ying Wu	$—	$2,550
China Vanke Co., Ltd.	Daqing Qi	25,617	—
Tea Care Group Ltd.	Fumin Zhuo	—	3,470
Fosun International Limited	Major Shareholder	1,313,482	32,615
Bona Film Group Ltd.	Daqing Qi	755,712	493,177
Redbaby.com	Jason Nanchun Jiang	55,659	—
Juewei Foods, Inc.	Jason Nanchun Jiang	45,434	45,545

Total		$2,195,904	$577,357

Other related party transactions

In January 2010, certain Allyes employees and management and directors and certain members of the Group’s management and directors entered into a definitive agreement with the Group and Allyes to purchase an aggregate 38% interest in Allyes from the Group. In order to encourage Allyes Online management to invest (and thus remain with the business), Jason Jiang and Kit Low, who was already active with the Group and was in the process of being appointed its chief financial officer, offered to invest their own capital in Allyes under the same terms that the Group was offering to Allyes’ management. By making this offer, Messrs. Jiang and Low attempted to show their confidence in Allyes’ business, so that they could encourage the remaining Allyes team to invest, stay in their positions, and commit to Allyes’ success. Pursuant to the terms of the agreements, the purchasing Allyes and Group management members paid an aggregate $13.3 million for a 38% interest of Allyes. The Group performed a valuation of Allyes as of the closing date of the transaction and determined that the price paid to acquire the interest approximated fair value. The transaction was approved by all independent directors on the board. This transaction was part of initiatives the Group was taking to incentivize management to enhance the future business model of Allyes and thereby to seek long term sustainable growth for the Group and investors.